Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of income from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ in millions)	2023	2022	2021
United Kingdom	(214)	40	40
United States	127	(179)	(20)
Italy	451	612	438
Other	266	116	70
	629	589	529

The provision for income taxes consists of:

	For the year ended December 31,
($ in millions)	2023	2022	2021
Current:
United Kingdom	7	3	—
United States	85	75	41
Italy	132	116	155
Other	77	57	40
	301	252	236
Deferred:
United States	21	(66)	76
Italy	20	—	(22)
Other	(19)	(11)	(16)
	21	(77)	38
	322	175	274

Income taxes paid, net of refunds, were $205 million, $335 million, and $188 million in 2023, 2022, and 2021, respectively.
At December 31, 2023, undistributed profits of subsidiaries of approximately $1.1 billion are considered indefinitely reinvested. Foreign withholding taxes on these undistributed earnings would be approximately $65 million.

The Parent is a tax resident in the United Kingdom (the “U.K.”). A reconciliation of the provision for income taxes, from the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods (2023 tax rate is based on a weighted average rate of the United Kingdom statutory tax rate enacted on April 1, 2023) to income from continuing operations before provision for income taxes is as follows:

	For the year ended December 31,
($ in millions)	2023	2022	2021
Income from continuing operations before provision for income taxes	629	589	529
United Kingdom statutory tax rate	23.5%	19.0%	19.0%
Statutory tax expense (benefit)	148	112	100

Change in valuation allowances	91	22	125
Italy regional tax (“IRAP”) and state taxes	44	33	41
Non-deductible expenses	9	17	25
Base erosion and anti-abuse (“BEAT”) tax	8	—	17
Foreign tax and statutory rate differential (1)	(9)	42	17
Foreign tax expense, net of U.S. federal benefit	17	18	11
Provision to return adjustment	(5)	(9)	6
GILTI tax	10	9	5
Non-taxable gain on sale of business	—	(79)	—
Non-taxable foreign exchange loss (gain)	2	2	(11)
Italian patent box tax benefit	(2)	—	(27)
Change in unrecognized tax benefits	18	3	—
Tax law changes	—	6	(38)
Other	(8)	(1)	2
	322	175	274

Effective tax rate	51.2%	29.7%	51.8%
 (1) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ in millions)	2023	2022
Deferred tax assets:
Net operating losses	266	238
Section 163(j) interest limitation	231	200
Italian goodwill tax step-up	110	109
Provisions not currently deductible for tax purposes	76	150
Lease liabilities	56	63
Jackpot timing differences	27	30
Depreciation and amortization	83	63
Inventory reserves	4	5
Other	98	73
Gross deferred tax assets	952	930
Valuation allowance	(518)	(430)
Deferred tax assets, net of valuation allowance	433	500

Deferred tax liabilities:
Acquired intangible assets	410	446
Depreciation and amortization	156	156
Italian goodwill equity reserve liability	104	99
Lease right-of-use assets	50	57
Other	7	8
Total deferred tax liabilities	727	767
Net deferred income tax liability	(294)	(267)

Our net deferred income taxes are recorded in the Consolidated Balance Sheets as follows:

	December 31,
($ in millions)	2023	2022
Deferred income taxes - non-current asset	50	38
Deferred income taxes - non-current liability	(344)	(305)
	(294)	(267)

Net Operating Loss Carryforwards

We have a $1.0 billion gross tax loss carryforward, of which $703 million relates to the U.K and $318 million relates to other tax jurisdictions. Carryforwards in certain tax jurisdictions begin to expire in 2031, while others have an unlimited carryforward period. A valuation allowance has been provided on $960 million of the gross net operating loss carryforwards. Portions of the tax loss carryforwards are subject to annual limitations in most of our significant tax jurisdictions, including the U.K. In addition, as of December 31, 2023, we had U.S. state tax net operating loss carryforwards, resulting in a deferred tax asset (net of U.S. federal tax benefit) of approximately $7 million. U.S. state tax net operating loss carryforwards generally expire in the years 2025 through 2041.

Valuation Allowance

A reconciliation of the valuation allowance is as follows:

	December 31,
($ in millions)	2023	2022	2021
Balance at beginning of year	430	412	284
Net charges to expense	91	22	86
Tax rate change	(3)	—	39
Provision to return adjustment	—	(3)	3
Balance at end of year	518	430	412
The valuation allowance primarily relates to net operating losses and the section 163(j) business interest expense limitation carryforward that are not more likely than not expected to be realized. In assessing the need for a valuation allowance, we considered both positive and negative evidence for each jurisdiction including past operating results, estimates of future taxable income, and the feasibility of tax planning strategies. When we change our determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to the provision for income taxes in the period in which such determination is made.

Accounting for Uncertainty in Income Taxes

A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ in millions)	2023	2022	2021
Balance at beginning of year	27	27	27
Additions to tax positions - current year	1	1	1
Additions to tax positions - prior years	16	—	—
Reductions to tax positions - prior years	(1)	—	(1)
Settlements	(29)	—	—
Balance at end of year	15	27	27

At December 31, 2023, 2022, and 2021, $15 million, $27 million, and $27 million, respectively, of the unrecognized tax benefits, if recognized, would affect our effective tax rates.

We recognize interest and penalties related to income tax matters in income tax expense. The charges were nominal for 2023, 2022, and 2021. The gross balance of accrued interest and penalties was $30 million and $25 million at December 31, 2023 and 2022, respectively.

We file income tax returns in various jurisdictions of which the United Kingdom, United States, and Italy represent the major tax jurisdictions. All years prior to 2017 are closed with the Internal Revenue Service. As of December 31, 2023, we are subject to income tax audits in various tax jurisdictions globally, most significantly in the U.S. and Mexico.

Mexico Tax Audit

Based on a 2006 tax examination, the Company’s Mexican subsidiary, GTECH Mexico S.A. de C.V., was issued an income tax assessment of approximately Mexican peso (“MXN”) 425 million. The assessment relates to the denial of a deduction for cost of goods sold and the taxation of intercompany loan proceeds. The Company has unsuccessfully contested the two issues in the Mexican court system receiving unfavorable decisions by the Mexican Supreme Court in June 2017 and October 2019, respectively. As of December 31, 2023, based on the unfavorable decisions received, the Company has recorded a liability of MXN 555 million (approximately $33 million), inclusive of additional interest, penalties, and inflationary adjustments, which is reported within other non-current liabilities in the Consolidated Balance Sheets.

Italy Tax Audits

Since February 2020, the Company’s Italian corporate income tax returns for the calendar years ended December 31, 2015 through December 31, 2019 were under examination. In October 2020, the Italian Tax Authorities issued a final audit report for calendar year 2015. The Company filed a defense memorandum with the Italian Tax Authorities in May 2021 rejecting all findings. In December 2021, the Company received a tax assessment notice for €15 million relating to calendar year 2015. The Company filed an appeal with the Italian Tax Court in May 2022 relating to the 2015 tax assessment. On March 21, 2023, the Company received a tax assessment notice for €27 million relating to calendar year 2016. On September 7, 2023, the Company signed a Settlement Agreement with the Italian Tax Authorities pursuant to which the Company agreed to settle the 2015 and 2016 tax assessments for €10 million. Additionally, the Company agreed to settle the 2015 and 2016 audit findings that were relevant to tax years 2017-2022 for €13 million. The total impact, net of amounts previously reserved, was $14 million.

Pillar Two Global Minimum Tax Framework - Legislative Updates

In December 2021, the Organization for Economic Cooperation and Development (“OECD”) enacted model rules for a new global minimum tax framework (“Pillar Two”). Many non-U.S. tax jurisdictions, including the European Union, have committed to adopting Pillar Two, which establishes a global minimum tax of 15% and is intended to be effective for tax years beginning in 2024. The OECD has since issued administrative guidance providing transition and safe harbor rules around the implementation of the Pillar Two global minimum tax. We continue to evaluate the potential impact of the proposed and enacted legislative changes, including eligibility to qualify for the safe harbor rules.